Taxes on Income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxes on Income [Abstract]
Current taxes	$ 766	$ 914	$ 1,435
Deferred taxes	(57)	(132)	(42)
Taxes on income	709	782	1,393
Domestic	(113)	201	1,012
Foreign	822	581	381
Taxes on income	$ 709	$ 782	$ 1,393